Financial instruments - (Schedule of liquidity risk) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Cash	$ 568.9	$ 541.8	$ 249.8
Short-term investments	0.0	40.0
Deferred Copper Mountain acquisition consideration	(14.4)	0.0
Wheaton refund liability	(7.9)	(7.3)
Carrying amount [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	568.9	541.8
Short-term investments		40.0
Collateral deposits		0.6
Restricted cash	0.2	0.4
Trade and other receivables	347.6	185.5
Non-hedge derivative assets	0.6	14.3
Assets used to manage liquidity risk	917.3	782.6
Trade and other payables	(330.5)	(255.2)
Deferred Copper Mountain acquisition consideration	(17.4)
Contingent Copper Mountain acquisition consideration	(13.9)
Agreements with communities	(105.9)	(68.4)
Senior unsecured notes	(1,010.9)	(1,111.1)
Wheaton refund liability	(7.9)	(7.3)
Non-derivative financial liabilities	(1,486.5)	(1,442.0)
Non-hedge derivative contracts	(31.9)	(0.3)
Derivative financial liabilities	(31.9)	(0.3)
Contractual cash flows [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	568.9	541.8
Short-term investments		40.0
Collateral deposits		0.6
Restricted cash	0.2	0.4
Trade and other receivables	347.6	185.5
Non-hedge derivative assets	0.6	14.3
Assets used to manage liquidity risk	917.3	782.6
Trade and other payables	(330.5)	(255.2)
Deferred Copper Mountain acquisition consideration	(21.0)
Contingent Copper Mountain acquisition consideration	(18.8)
Agreements with communities	(136.7)	(99.0)
Senior unsecured notes	(1,141.8)	(1,305.7)
Wheaton refund liability	(79.2)	(79.2)
Non-derivative financial liabilities	(1,728.0)	(1,739.1)
Non-hedge derivative contracts	(31.9)	(0.3)
Derivative financial liabilities	(31.9)	(0.3)
Less than 1 Year [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	568.9	541.8
Short-term investments		40.0
Collateral deposits		0.6
Restricted cash	0.2	0.4
Trade and other receivables	347.6	185.5
Non-hedge derivative assets	0.6	14.3
Assets used to manage liquidity risk	917.3	782.6
Trade and other payables	(330.5)	(255.2)
Deferred Copper Mountain acquisition consideration	(3.0)
Contingent Copper Mountain acquisition consideration	0.0
Agreements with communities	(67.0)	(26.1)
Senior unsecured notes	(516.4)	(59.1)
Wheaton refund liability	0.0	0.0
Non-derivative financial liabilities	(916.9)	(340.4)
Non-hedge derivative contracts	(31.9)	(0.3)
Derivative financial liabilities	(31.9)	(0.3)
1 - 3 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0.0	0.0
Restricted cash	0.0	0.0
Trade and other receivables	0.0	0.0
Non-hedge derivative assets	0.0	0.0
Assets used to manage liquidity risk	0.0	0.0
Trade and other payables	0.0	0.0
Deferred Copper Mountain acquisition consideration	(6.0)
Contingent Copper Mountain acquisition consideration	0.0
Agreements with communities	(12.3)	(17.0)
Senior unsecured notes	(66.4)	(654.4)
Wheaton refund liability	0.0	0.0
Non-derivative financial liabilities	(84.7)	(671.4)
Non-hedge derivative contracts	0.0	0.0
Derivative financial liabilities	0.0	0.0
3 -5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0.0	0.0
Restricted cash	0.0	0.0
Trade and other receivables	0.0	0.0
Non-hedge derivative assets	0.0	0.0
Assets used to manage liquidity risk	0.0	0.0
Trade and other payables	0.0	0.0
Deferred Copper Mountain acquisition consideration	(6.0)
Contingent Copper Mountain acquisition consideration	(7.5)
Agreements with communities	(9.2)	(8.3)
Senior unsecured notes	(559.0)	(592.2)
Wheaton refund liability	0.0	0.0
Non-derivative financial liabilities	(581.7)	(600.5)
Non-hedge derivative contracts	0.0	0.0
Derivative financial liabilities	0.0	0.0
More than 5 Years [Member]
Disclosure of detailed information about financial instruments [line items]
Cash	0.0	0.0
Restricted cash	0.0	0.0
Trade and other receivables	0.0	0.0
Non-hedge derivative assets	0.0	0.0
Assets used to manage liquidity risk	0.0	0.0
Trade and other payables	0.0	0.0
Deferred Copper Mountain acquisition consideration	(6.0)
Contingent Copper Mountain acquisition consideration	(11.3)
Agreements with communities	(48.2)	(47.6)
Senior unsecured notes	0.0	0.0
Wheaton refund liability	(79.2)	(79.2)
Non-derivative financial liabilities	(144.7)	(126.8)
Non-hedge derivative contracts	0.0	0.0
Derivative financial liabilities	$ 0.0	$ 0.0